Other intangible assets (Details Textual) $ in Thousands, ₽ in Millions, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 RUB (₽)
Chimeric Antigen Receptor [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 406
Global Generics [Member] | India And Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			₨ 512
Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	702
NuvaRing [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			270
NuvaRing [Member] | Mayne [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			907
Immutep [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	914	$ 10,000
Daratumumab Biosimilar [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill			5,025	$ 58,000
Henlius [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill			11,243	131,600
Denosumab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill			1,764	$ 20,700
Helinorm [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill			₨ 820		₽ 970
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	4,464	50,500
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	3,014	32,150
Eftilagimod Alfa [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	₨ 1,781	20,000
Refundable Of Upfront Amount | $		$ 10,000